UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: April 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INCOME FUNDS

SB CONVERTIBLE FUND

FORM N-Q

APRIL 30, 2005

SB CONVERTIBLE FUND

Schedule of Investments (unaudited)	April 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 10.0%
CONSUMER DISCRETIONARY - 0.7%
Specialty Retail - 0.7%
67,500	Staples, Inc.	$1,287,225

ENERGY - 3.5%
Energy Equipment & Services - 3.5%
35,000	Nabors Industries, Ltd. (a)	1,885,450
151,423	Pride International, Inc. (a)	3,376,733
40,000	Rowan Cos., Inc. (a)	1,061,200

		6,323,383

FINANCIALS - 1.5%
Diversified Financials - 1.5%
75,000	Countrywide Financial Corp.	2,714,250

INFORMATION TECHNOLOGY - 4.3%
Communications Equipment - 0.4%
300,000	Nortel Networks Corp. (a)(b)	747,000

Electronic Equipment & Instruments - 1.5%
310,000	DDI Corp. (a)(b)	852,500
550,000	Solectron Corp. (a)	1,815,000

		2,667,500

Internet - 0.3%
30,000	Sohu.com Inc. (a)(b)	514,500

IT Consulting & Services - 2.1%
80,000	Affiliated Computer Services, Inc., Class A Shares (a)	3,813,600

	TOTAL INFORMATION TECHNOLOGY	7,742,600

	TOTAL COMMON STOCK (Cost - $19,536,958)	18,067,458

CONVERTIBLE PREFERRED STOCK - 20.1%
ENERGY - 0.7%
Oil & Gas - 0.7%
12,000	Chesapeake Energy Corp., 5.000% due 12/31/49	1,188,698

FINANCIALS - 13.5%
Banks - 6.8%
75,000	Commerce Capital Trust II, 5.950% due 3/10/32	4,237,500
12,000	Doral Financial Corp., 4.750% due 12/31/49 (b)	1,551,000
60,000	Sovereign Capital IV, 4.375% due 3/1/34	2,677,500
8,000	State Street Corp., 6.750% due 2/15/06	1,655,624
45,000	Washington Mutual Inc., 5.375% due 5/3/41 (b)	2,310,750

		12,432,374

Diversified Financials - 1.9%
70,000	Capital One Financial Corp., 6.250% due 5/17/05	3,508,400

Insurance - 1.9%
100,000	Phoenix Cos., Inc., 7.000% due 11/13/05 (b)(c)	3,443,000

Real Estate Investment Trust - 2.9%
70,000	Host Marriott Finance Trust, 6.750% due 12/2/26	4,007,500
20,000	Simon Property Group Inc., 6.000% due 12/31/49 (b)	1,161,800

		5,169,300

	TOTAL FINANCIALS	24,553,074

See Notes to Schedule of Investments.

SB CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES		SECURITY	VALUE
INDUSTRIALS - 1.6%
Trading Companies & Distributors - 1.6%
70,000		United Rentals Trust I, 6.500% due 8/1/28 (b)	$2,913,750

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 1.7%
4,400		Corning Inc., 7.000% due 8/15/05	3,093,750

UTILITIES - 2.6%
Electric Utilities - 1.6%
85,000		CenterPoint Energy, Inc., 2.000% due 9/15/29 (d)	2,862,290

Multi-Utilities - 1.0%
2,000		NRG Energy Inc., 4.000% due 12/31/49	1,951,500

		TOTAL UTILITIES	4,813,790

		TOTAL CONVERTIBLE PREFERRED STOCK (Cost - $36,388,344)	36,563,062

FACE AMOUNT	RATING(e)
CONVERTIBLE BONDS - 66.3%
CONSUMER DISCRETIONARY - 13.4%
Hotel, Restaurants & Leisure - 1.6%
$6,000,000	BBB-	CBRL Group, Inc., zero coupon to yield 2.563% due 4/3/32	2,865,000

Media - 5.7%
2,000,000	BB-	Interpublic Group Cos. Inc., 4.500% due 3/15/23	2,535,000
2,500,000	BB+	Liberty Media Corp., 4.000% due 11/15/29#	1,643,750
		News America, Inc., Liquid Yield Option Notes:
1,750,000	BBB-	Zero coupon to yield 3.730% due 2/28/21	1,008,438
2,000,000	BBB-	Zero coupon to yield 2.823% due 2/28/21 (f)	1,152,500
		Omnicom Group, Inc.:
3,750,000	A-	Zero coupon to yield 0.483% due 6/15/33	3,684,375
250,000	A-†	Zero coupon due 6/15/33 (f)	245,625

			10,269,688

Retail - 4.6%
2,750,000	BBB-	Best Buy Co., Inc., Sub. Debentures, 2.250% due 1/15/22	2,763,750
2,000,000	NR	Dress Barn, 2.500% due 12/15/24 (b)(f)	2,112,500
		The Men’s Wearhouse, Inc., Sr. Notes:
1,500,000	NR	3.125% due 10/15/23	1,715,625
1,500,000	NR	3.125% due 10/15/23 (f)	1,715,625

			8,307,500

Textiles, Apparel & Luxury Goods - 1.5%
2,750,000	BBB	Reebok International Ltd., 2.000% due 5/1/24	2,805,000

		TOTAL CONSUMER DISCRETIONARY	24,247,188

ENERGY - 2.3%
Energy Equipment & Services - 2.3%
2,000,000	NR	Grey Wolf, Inc., 3.043% due 4/1/24 (f)(g)	2,322,500
1,500,000	BBB	Halliburton Co., 3.125% due 7/15/23	1,882,500

		TOTAL ENERGY	4,205,000

FINANCIALS - 4.2%
Diversified Financials - 2.1%
3,750,000	Aa3*	Merrill Lynch & Co., Inc., Sr. Notes, zero coupon due 3/13/32	3,745,312

See Notes to Schedule of Investments.

SB CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(e)	SECURITY	VALUE
Insurance - 2.1%
		The PMI Group, Inc., Debentures:
$2,250,000	A	2.500% due 7/15/21 (b)	$2,275,313
1,500,000	A	2.500% due 7/15/21 (f)	1,516,875

			3,792,188

		TOTAL FINANCIALS	7,537,500

HEALTHCARE - 16.7%
Biotechnology - 10.6%
8,000,000	A+	Amgen, Inc., Sr. Notes, zero coupon to yield 1.007% due 3/1/32	5,860,000
3,500,000	NR	BioMarin Pharmaceutical Inc., Sub. Notes, 3.500% due 6/15/08 (f)	3,053,750
1,500,000	NR	Inhale Therapeutics Systems, Inc., 3.500% due 10/17/07	1,385,625
3,625,000	NR	InterMune Inc., Sub. Notes, 0.250% due 3/1/11 (f)	2,677,969
		NPS Pharmaceuticals, Inc., Sr. Notes:
1,750,000	NR	3.000% due 6/15/08	1,498,438
1,500,000	NR	3.000% due 6/15/08 (f)	1,284,375
1,500,000	NR	OSI Pharmaceuticals, Inc., 3.250% due 9/8/23	1,801,875
950,000	NR	Transkaryotic Therapies Inc., 1.250% due 5/15/11	1,761,063

			19,323,095

Healthcare Equipment & Supplies - 1.5%
2,750,000	BB+	Fisher Scientific International Inc., 3.250% due 3/1/24	2,815,312

Healthcare Providers & Services - 1.2%
750,000	BB+	Pacificare Health Systems, Inc., 3.000% due 10/15/32	2,164,688

Pharmaceuticals - 3.4%
1,000,000	CCC+	Sepracor Inc., zero coupon to yield 7.174% due 12/15/10 (f)	2,061,250
4,000,000	BBB	Teva Pharmaceutical Finance N.V., Debentures, Series B,
		0.250% due 2/1/24	4,035,000

			6,096,250

		TOTAL HEALTHCARE	30,399,345

INDUSTRIALS - 10.8%
Aerospace & Defense - 2.6%
1,750,000	B+	Armor Holdings Inc., Sub. Notes, step bond to yield
		2.156% due 11/1/24 (b)	1,585,937
3,000,000	BBB	Lockheed Martin Corp., 2.540% due 8/15/33 (g)	3,151,950

			4,737,887

Building Materials - 0.6%
1,000,000	NR	NCI Building Systems, Inc., 2.125% due 11/15/24 (f)	1,017,500

Commercial Services & Supplies - 2.8%
2,750,000	B+	Allied Waste Industry, Inc., 4.250% due 4/15/34	2,279,062
2,500,000	BB-	Waste Connections, Inc., Sub. Notes, 3.240% due 5/1/22 (b)(g)	2,912,750

			5,191,812

Electrical Equipment & Instruments - 1.8%
6,750,000	BB-	Roper Industries, Inc., step bond to yield 3.575% due 1/15/34	3,265,313

Machinery - 3.0%
1,000,000	B+	Actuant Corp., 2.000% due 11/15/23	1,238,750
2,250,000	BB-	Navistar Financial Corp., Sub. Notes, 2.500% due 12/15/07	2,376,562
1,500,000	NR	Titan International Inc., 5.250% due 7/26/09 (f)	1,830,000

			5,445,312

		TOTAL INDUSTRIALS	19,657,824

See Notes to Schedule of Investments.

SB CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(e)	SECURITY	VALUE
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 5.3%
6,500,000	NR	ADC Telecommunications, Inc., Sub. Notes, 3.065% due 6/15/13 (g)	5,931,250
2,250,000	B	Ciena Corp., 3.750% due 2/1/08	1,892,812
		Tekelec, Inc., Sr. Sub. Notes:
1,000,000	NR	2.250% due 6/15/08	935,000
1,000,000	NR	2.250% due 6/15/08 (f)	935,000

			9,694,062

Computer & Peripherals - 1.2%
		Electronics for Imaging, Inc., Sr. Notes:
250,000	NR	1.500% due 6/1/23	222,187
1,500,000	NR	1.500% due 6/1/23 (f)	1,333,125
750,000	CCC+	Silicon Graphics, Inc., Sr. Notes, 6.500% due 6/1/09	566,250

			2,121,562

Electronic Equipment & Instruments - 0.7%
2,000,000	B+	Solectron Corp., 0.500% due 2/15/34	1,385,000

Internet Software & Services - 1.2%
1,750,000	NR	Sina Corp., zero coupon to yield 1.717% due 7/15/23	2,128,438

IT Consulting & Services - 1.2%
2,000,000	NR	Euronet Worldwide Inc., 1.625% due 12/15/24 (f)	2,132,500

Semiconductor Equipment & Products - 2.6%
1,750,000	B	Agere Systems Inc., Sub. Notes, 6.500% due 12/15/09	1,739,062
3,500,000	CCC	Conexant Systems Inc., 4.000% due 2/1/07	3,023,125

			4,762,187

Software - 3.5%
2,000,000	NR	i2 Technologies, Inc., Sub. Notes, 5.250% due 12/15/06	1,925,000
		Mentor Graphics Corp., Sub. Notes:
2,500,000	NR	4.420% due 8/6/23 (f)(g)	2,244,925
500,000	NR	4.420% due 8/6/23 (g)	448,985
3,750,000	NR	Open Solutions Inc., 1.000% due 2/2/35 (f)	1,748,438

			6,367,348

		TOTAL INFORMATION TECHNOLOGY	28,591,097

MATERIALS - 1.1%
Containers & Packaging - 1.1%
2,000,000	BBB	Sealed Air Corp., 3.000% due 6/30/33 (f)	1,930,000

TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
1,250,000	BB-	Nextel Partners Inc., 1.500% due 11/15/08	2,335,938

UTILITIES - 0.8%
Multi-Utilities - 0.8%
		Calpine Corp.:
1,500,000	CCC	4.750% due 11/15/23	690,000
1,500,000	CCC	4.750% due 11/15/23 (f)	690,000

		TOTAL UTILITIES	1,380,000

		TOTAL CONVERTIBLE BONDS (Cost - $123,099,686)	120,283,892

See Notes to Schedule of Investments.

SB CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(e)	SECURITY	VALUE
CORPORATE BONDS - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
$2,750,000	NR	Friede Goldman Halter, Inc., Sub. Notes, 4.500% due 12/15/09 (h)
		(Cost - $1,914,950)	$226,875

SHORT-TERM INVESTMENTS - 9.3%
REPURCHASE AGREEMENT - 2.8%
5,098,000		Interest in $850,128,000 joint tri-party repurchase agreement dated 4/29/05 with UBS Securities LLC, 2.950% due 5/2/05; Proceeds at maturity - $5,099,253; (Fully collateralized by various U.S. government agency obligations and The International Bank For Reconstruction and Development Debentures, 0.000% to 8.875% due 5/26/05 to 3/15/31; Market value - $5,199,982) (Cost - $5,098,000)	5,098,000

SHARES
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 6.5%
11,848,379		State Street Navigator Securities Lending Trust Prime Portfolio
		(Cost - $11,848,379)	11,848,379

		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $16,946,379)	16,946,379

		TOTAL INVESTMENTS - 105.8% (Cost - $197,886,317**)	192,087,666
		Liabilities in Excess of Other Assets - (5.8)%	(10,490,472)

		TOTAL NET ASSETS - 100.0%	$181,597,194

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	This preferred stock is convertible into the common stock of Hilb, Rogal & Hobbs.

(d)	This preferred stock is convertible into the common stock of Time Warner.

(e)	All ratings are by Standard & Poor’s Rating Service, except for those identified by an asterisk (*) are rated by Moody’s Investors Service and those identified by a dagger (†) are rated by Fitch Ratings.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines established by the Board of Trustees.

(g)	Interest rate shown reflects current rate on instrument with variable rates.

(h)	Security is currently in default.

#	This convertible bond is convertible into the common stock of Sprint Corp.

**	Aggregate cost for federal income tax purposes is substantially the same.

See Bond Ratings page following the Schedules of Investments.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definition of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to CCC, capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest CC, C degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest rating within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Baa — Bonds rated “Baa” are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds that are rated “Caa” are of poor standing. Such issues may be in default or present elements of danger with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings (“Fitch”) — Rating may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standings within the major ratings to categories.

A — Bonds rated “A” are considered to be investment-grade and of high credit quality. The obligor’s ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more valuable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The SB Convertible Fund (“Fund”), a separate diversified investment fund of Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationship between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,831,082
Gross unrealized depreciation	(15,629,733)

Net unrealized depreciation	$(5,798,651)

Notes to Schedule of Investments (unaudited) (continued)

At April 30, 2005, the Fund loaned securities having a market value of $11,417,496 and received cash collateral amounting to $11,848,379, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	June 28, 2005

By	/s/ ROBERT BRAULT
Robert Brault
Chief Financial Officer

Date	June 28, 2005